Other information by nature	6 Months Ended
Jun. 30, 2026
Other Information Abstract [Abstract]
Other information by nature
8. Other information by nature
The following table provides a breakdown of depreciation and amortization and of personnel costs within the semi-annual condensed consolidated statement of profit:

	For the six months ended June 30,
(€ thousands)	2026		2025
	Depreciation and amortization	Personnel costs	Depreciation and amortization	Personnel costs
Cost of sales	(8,804)	(78,431)	(8,465)	(73,617)
Selling, general and administrative expenses	(113,067)	(201,791)	(112,326)	(186,045)
Marketing expenses	(1,683)	(7,310)	(1,530)	(6,432)
Total	(123,554)	(287,532)	(122,321)	(266,094)
At June 30, 2026 and June 30, 2025, the Group had 7,600 and 7,450 employees, respectively.